Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation [Abstract]
Schedule of taxation

	Year Ended December 31,
	2019 $'000	2018 $'000	2017 $'000
Group
Current year tax (credit)	(661)	(1,067)	(489
Adjustments due to prior periods	(28)	(879)	(1,423)
Total tax (credit) for the period	(689)	(1,945)	(1,912)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 21.49%. The difference can be reconciled as follows:
Loss before taxation	(10,013)	(9,939)	(10,628)
Loss charged at standard rate of corporation tax 19% (2018: 19%; 2017: 19.25%)	(1,903)	(1,888)	(2,046)
Other timing differences	-	1,104	2,889
Movement in unrecognised deferred tax	(241)	-	-
Expenses not deductible for taxation	1,727	176	31
Adjustments due to prior periods	(28)	(879)	(1,423)
Research and development claim	(285)	(459)	(1,366
Consolidation adjustment in relation to foreign exchange movements	(689)	-	-
Other timing differences	-	-	3
	(689)	(1,945)	(1,912)